BEPC EXCHANGEABLE SHARES, BRHC EXCHANGEABLE SHARES, CLASS A.2 EXCHANGEABLE SHARES, BRHC CLASS B SHARES AND BRHC CLASS C SHARES - Schedule of shares outstanding (Details) $ in Millions		1 Months Ended	12 Months Ended
	Dec. 24, 2024 USD ($) shares	Dec. 31, 2020	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance | $			$ 4,721	$ 4,364
Share issuance | $			0	251
Share exchanges | $			0	0
Arrangement | $			4,572
Remeasurement of liability | $			(693)	106
Ending balance | $			$ 8,600	$ 4,721	$ 4,364
Share split conversion ratio		1.5
Exchangeable shares outstanding (units)
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)			179,651,526	172,218,098
Share issuance (in shares)			0	7,441,893
Share exchanges (in shares)			(10,675)	(8,465)	(12,308)
Share exchanges | $			$ 1	$ 1	$ 1
Arrangement (in shares)			(34,719,683)
Remeasurement of liability (in shares)			0	0
Ending balance (in shares)			144,921,168	179,651,526	172,218,098
Class A.2 exchangeable shares outstanding (units)
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)			0	0
Share issuance (in shares)			0	0
Share exchanges (in shares)			0	0
Arrangement (in shares)			(34,719,683)
Remeasurement of liability (in shares)			0	0
Ending balance (in shares)			34,719,683	0	0
BRHC class B shares outstanding (units)
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)			165	165
Share issuance (in shares)	43,661		0	0
Share issuance | $	$ 1
Share exchanges (in shares)			0	0
Arrangement (in shares)			(55)
Remeasurement of liability (in shares)			0	0
Ending balance (in shares)			110	165	165
BRHC class C shares outstanding (units)
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)			0	0
Share issuance (in shares)			0	0
Share exchanges (in shares)			0	0
Arrangement (in shares)			(194,460,874)
Remeasurement of liability (in shares)			0	0
Ending balance (in shares)			194,460,874	0	0